S000004431 [Member] Investment Objectives and Goals - iShares U.S. Consumer Staples ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. CONSUMER STAPLES ETFTicker: IYKStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector.